Goodwill (Details) CAD in Millions, $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)	Dec. 16, 2016 USD ($)	Dec. 16, 2016 CAD
Changes in the Carrying Amount of Goodwill [Rollforward]
Goodwill, beginning of period	$ 7,138.6	$ 6,208.2
Purchase accounting allocations	884.5	965.1
Foreign currency translation adjustments	23.5	(34.7)
Goodwill, end of period	7,920.5	7,138.6
Canadian Divestiture	(126.1)
Operating Segments [Member] | Beer [Member]
Changes in the Carrying Amount of Goodwill [Rollforward]
Goodwill, beginning of period	4,530.1	3,776.2
Purchase accounting allocations	510.8	761.8
Foreign currency translation adjustments	12.1	(7.9)
Goodwill, end of period	5,053.0	4,530.1
Canadian Divestiture	0.0
Operating Segments [Member] | Wine and Spirits [Member]
Changes in the Carrying Amount of Goodwill [Rollforward]
Goodwill, beginning of period	2,608.5	2,432.0
Purchase accounting allocations	373.7	203.3
Foreign currency translation adjustments	11.4	(26.8)
Goodwill, end of period	2,867.5	$ 2,608.5
Canadian Divestiture	$ (126.1)
Accumulated impairment losses			$ 216.8	CAD 289.1